Per Share Amounts - Schedule Representing Per Share Amounts (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Earnings (Loss) From:
Continuing Operations	$ 1,784	$ (410)	$ 1,894	$ (1,324)
Discontinued Operations		(8)		252
Net Earnings (Loss)	$ 1,784	$ (418)	$ 1,894	$ (1,072)
Basic – Weighted Average Number of Shares (millions)	1,228.8	1,228.8	1,228.8	1,228.8
Dilutive Effect of Cenovus NSRs	0.6	0.5	0.5	0.2
Diluted – Weighted Average Number of Shares	1,229.4	1,229.3	1,229.3	1,229.0
Basic and Diluted Earnings (Loss) Per Share ($)
Continuing Operations	$ 1.45	$ 0.33	$ 1.54	$ (1.08)
Discontinued Operations		0.01		0.21
Net Earnings (Loss) Per Share	$ 1.45	$ 0.34	$ 1.54	$ (0.87)